THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.2%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 4.7%
L3Harris Technologies	33,000	$5,554,890
Raytheon Technologies	90,000	5,101,200

		10,656,090

AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Cl B	46,000	6,566,960

BANKS — 5.4%
Citigroup	108,000	5,401,080
JPMorgan Chase	70,000	6,764,800

		12,165,880

BIOTECHNOLOGY — 3.9%
Biogen*	16,000	4,395,040
Gilead Sciences	62,000	4,310,860

		8,705,900

BUILDING PRODUCTS — 2.5%
Trane Technologies	50,000	5,593,500

CAPITAL MARKETS — 6.8%
Charles Schwab	130,000	4,309,500
Goldman Sachs Group	33,000	6,532,680
KKR, Cl A	128,000	4,527,360

		15,369,540

CHEMICALS — 6.1%
Corteva	245,000	6,997,200
PPG Industries	62,000	6,674,300

		13,671,500

COMMUNICATION EQUIPMENT — 3.0%
Motorola Solutions	48,000	6,710,400

CONSUMER FINANCE — 2.9%
American Express	70,000	6,532,400

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications	115,000	6,610,200

ELECTRICAL EQUIPMENT — 2.4%
Rockwell Automation	25,000	5,453,500

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.1%
TE Connectivity	54,000	4,809,780

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
Medtronic	58,000	5,595,840

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Centene*	58,000	3,784,500

HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive	87,000	6,716,400

INDUSTRIAL CONGLOMERATE — 2.8%
3M	42,000	6,319,740

INSURANCE — 3.9%
American International Group	135,000	4,338,900
Chubb	34,000	4,326,160

		8,665,060

INTERACTIVE MEDIA & SERVICES — 3.0%
Alphabet, Cl A *	4,500	6,695,775

INTERNET & DIRECT MARKETING RETAIL — 3.0%
Amazon.com*	2,100	6,645,828

IT SERVICES — 1.9%
Visa, Cl A	22,000	4,188,800

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

MACHINERY — 2.5%
Stanley Black & Decker	37,000	$5,672,840

MULTI-UTILITIES — 3.0%
Sempra Energy	54,000	6,720,840

PHARMACEUTICALS — 2.3%
Pfizer	132,000	5,079,360

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Invitation Homes **	162,280	4,839,190

ROAD & RAIL — 3.8%
Uber Technologies *	140,000	4,236,400
Union Pacific	25,000	4,333,750

		8,570,150

SEMI-CONDUCTORS & EQUIPMENT — 8.1%
Applied Materials	107,000	6,883,310
Marvell Technology Group	182,000	6,637,540
Skyworks Solutions	33,000	4,804,140

		18,324,990

SOFTWARE — 2.7%
VMware, Cl A *	43,000	6,029,030

SPECIALTY RETAIL — 2.0%
Home Depot	17,000	4,513,330

WATER UTILITIES — 2.3%
American Water Works	35,000	5,154,450

TOTAL COMMON STOCK

(Cost $184,115,062)		216,361,773

TOTAL INVESTMENTS— 96.2%
(Cost $184,115,062)		$216,361,773

Percentages are based on Net Assets of $224,905,859.

*	Non-income producing security.
**	Real Estate Investment Trust

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-007-2600

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.3%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.4%
Huntington Ingalls Industries	8 ,100	$1,407,051

AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	17,100	1,445,121

BANKS — 3.8%
East West Bancorp	36,400	1,261,624
PacWest Bancorp	52,000	950,300

		2,211,924

BIOTECHNOLOGY — 1.9%
Exelixis*	48,000	1,108,320

BUILDING PRODUCTS — 2.5%
AO Smith	29,800	1,434,572

CONSTRUCTION MATERIALS — 2.6%
Vulcan Materials	13,020	1,528,808

CONSUMER FINANCE — 2.3%
Synchrony Financial	60,000	1,327,800

ELECTRICAL EQUIPMENT — 2.6%
Hubbell, Cl B	11,300	1,525,161

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
IPG Photonics *	8,800	1,575,288

GAS UTILITIES — 2.8%
Atmos Energy	15,100	1,600,449

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
STERIS	8,900	1,420,707

HOTELS, RESTAURANTS & LEISURE — 2.5%
Vail Resorts	7,630	1,465,189

HOUSEHOLD DURABLES — 3.3%
NVR*	479	1,882,542

INSURANCE — 10.0%
American Financial Group	22,700	1,379,479
Arch Capital Group *	45,300	1,392,975
Axis Capital Holdings	36,600	1,468,392
Fidelity National Financial	48,100	1,556,516

		5,797,362

IT SERVICES — 9.7%
Amdocs	22,300	1,384,830
Euronet Worldwide *	13,000	1,249,820
Leidos Holdings	16,000	1,522,560
MAXIMUS	19,300	1,432,253

		5,589,463

LIFE SCIENCES TOOLS & SERVICES — 8.1%
Bio-Rad Laboratories, Cl A *	3,100	1,627,159
Bruker	34,200	1,526,004
Charles River Laboratories International *	7,700	1,532,223

		4,685,386

MACHINERY — 5.4%
Lincoln Electric Holdings	16,900	1,527,591
Toro	22,300	1,591,105

		3,118,696

PROFESSIONAL SERVICES — 2.6%
Robert Half International	28,920	1,471,160

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 9.9%
CoreSite Realty **	10,690	$1,379,545
Invitation Homes **	50,800	1,514,856
National Retail Properties **	39,000	1,382,550
VICI Properties **	66,100	1,435,031

		5,711,982

ROAD & RAIL — 3.0%
Knight-Swift Transportation Holdings, Cl A	39,800	1,730,902

SEMI-CONDUCTORS & INSTRUMENTS — 5.1%
ON Semiconductor *	65,000	1,339,000
Qorvo*	12,500	1,601,875

		2,940,875

SOFTWARE — 2.4%
Cerence*	34,100	1,352,406

SPECIALTY RETAIL — 2.1%
Ulta Beauty *	6,300	1,215,837

WATER UTILITIES — 2.6%
Essential Utilities	33,200	1,505,620

TOTAL COMMON STOCK
(Cost $47,055,578)		55,052,621

TOTAL INVESTMENTS— 95.3%
(Cost $47,055,578)		$55,052,621

Percentages are based on Net Assets of $57,783,510.

*	Non-income producing security.
**	Real Estate Investment Trust

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-011-1900

The accompanying notes are an integral part of the financial statements.

4

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.7%

	Shares	Value

AEROSPACE & DEFENSE — 4.0%
BWX Technologies	27,750	$1,512,930
Parsons*	43,100	1,501,173

		3,014,103

AIR FREIGHT & LOGISTICS — 4.0%
Forward Air	29,000	1,507,710
Hub Group, Cl A *	28,360	1,500,244

		3,007,954

BANKS — 6.0%
TCF Financial	55,000	1,511,950
United Bankshares	57,600	1,516,032
United Community Banks	81,000	1,452,330

		4,480,312

BIOTECHNOLOGY — 5.3%
Athenex*	73,000	774,530
Emergent BioSolutions*	14,850	1,651,914
Exelixis*	68,000	1,570,120

		3,996,564

BUILDING PRODUCTS — 2.4%
PGT Innovations *	106,800	1,823,076

CHEMICALS — 1.9%
Cabot	39,000	1,422,720

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Healthcare Services Group	57,000	1,492,830

CONSTRUCTION & ENGINEERING — 2.4%
NV5 Global *	32,000	1,815,680

ELECTRIC UTILITIES — 4.1%
IDACORP	16,700	1,557,275
PNM Resources	35,600	1,503,388

		3,060,663

ELECTRICAL EQUIPMENT — 2.0%
EnerSys	22,500	1,513,350

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 3.9%
Dolby Laboratories, Cl A	23,440	1,631,424
Vishay Intertechnology	80,500	1,263,045

		2,894,469

FOOD PRODUCTS — 3.6%
Hain Celestial Group *	46,200	1,569,876
Sanderson Farms	10,000	1,114,950

		2,684,826

HEALTH CARE EQUIPMENT & SERVICES — 3.6%
Cardiovascular Systems *	45,000	1,371,600
ICU Medical *	7,200	1,322,856

		2,694,456

HEALTH CARE PROVIDERS & SERVICES — 4.1%
BioTelemetry*	37,000	1,574,720
CorVel*	19,000	1,510,310

		3,085,030

HEALTH CARE TECHNOLOGY — 2.1%
HMS Holdings *	48,300	1,569,750

HOUSEHOLD DURABLES — 2.3%
MDC Holdings	38,000	1,703,540

The accompanying notes are an integral part of the financial statements.

5

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 10.3%
Axis Capital Holdings	38,000	$1,524,560
First American Financial	29,700	1,514,997
James River Group Holdings	37,210	1,723,567
Reinsurance Group of America, Cl A	17,000	1,449,250
RenaissanceRe Holdings	8,500	1,533,230

		7,745,604

INTERACTIVE MEDIA & SERVICES — 1.6%
Yelp, Cl A *	46,900	1,171,562

IT SERVICES — 4.5%
Perficient*	41,000	1,607,610
WNS Holdings ADR *	28,000	1,790,880

		3,398,490

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Bruker	32,600	1,454,612

MACHINERY — 2.1%
Mueller Water Products, Cl A	154,000	1,558,480

PROFESSIONAL SERVICES — 4.2%
Insperity	28,000	1,872,080
ManpowerGroup	18,300	1,258,857

		3,130,937

REAL ESTATE INVESTMENT TRUST — 4.1%
American Homes 4 Rent, Cl A **	55,000	1,595,000
Essential Properties Realty Trust **	92,000	1,481,200

		3,076,200

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Marcus & Millichap *	45,400	1,236,696

SEMI-CONDUCTORS & EQUIPMENT — 4.3%
Advanced Energy Industries *	23,000	1,692,110
Rambus*	102,000	1,505,520

		3,197,630

SOFTWARE — 5.8%
Bottomline Technologies DE *	30,740	1,483,512
Cerence*	36,000	1,427,760
CommVault Systems *	32,500	1,432,600

		4,343,872

SPECIALTY RETAIL — 1.9%
Penske Automotive Group	31,600	1,416,312

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter’s*	15,800	1,243,776

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone and Data Systems	36,500	708,830

TOTAL COMMON STOCK

(Cost $67,167,826)		73,942,324

RIGHTS — 0.0%

	Number of Rights
Stemline Therapeutics *
(Cost $-)	53,978	17,813

TOTAL INVESTMENTS— 98.7%
(Cost $67,167,826)		$73,960,137

Percentages are based on Net Assets of $74,918,493.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2020 (UNAUDITED)

**	Real Estate Investment Trust

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-009-2600

The accompanying notes are an integral part of the financial statements.

3

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%

	Shares	Value
AUSTRALIA — 1.9%
Brambles	2,945,000	$22,681,684

BELGIUM — 3.7%
KBC Group	373,000	21,230,679
UCB	189,000	24,233,623

		45,464,302

CHINA — 2.1%
Alibaba Group Holding ADR *	103,000	25,855,060

DENMARK — 4.5%
Carlsberg	203,000	29,799,579
Novozymes, Cl B	420,000	25,073,635

		54,873,214

FINLAND — 2.1%
Nordea Bank Abp*	3,385,000	26,103,704

FRANCE — 15.9%
Accor	616,000	15,412,154
Airbus	219,000	15,996,831
Capgemini	213,000	27,473,997
Cie de Saint-Gobain	675,000	24,783,846
Danone	459,000	30,570,082
Pernod Ricard	149,000	25,625,199
Sanofi	277,000	28,893,254
Total	638,000	23,523,023

		192,278,386

GERMANY — 15.9%
Deutsche Boerse	134,000	24,402,954
Deutsche Post	616,000	24,859,717
E.ON	2,281,000	26,697,155
Merck KGaA	221,000	28,128,409
RWE	791,000	29,797,722
SAP	233,000	36,717,680
Siemens Healthineers	424,000	21,953,424

		192,557,061

HONG KONG — 3.7%
AIA Group	2,597,000	23,472,620
Sands China	5,402,000	20,910,158

		44,382,778

ITALY — 2.2%
Enel	3,003,000	27,340,519

JAPAN — 7.9%
FANUC	140,000	23,415,994
Hitachi	727,000	21,482,745
Murata Manufacturing	467,000	29,156,894
Shiseido	388,000	21,442,539

		95,498,172

NETHERLANDS — 6.6%
ASML Holding	73,000	25,771,383
Koninklijke Ahold Delhaize	888,000	25,596,174
Prosus*	295,000	28,529,443

		79,897,000

NORWAY — 1.9%
DNB	1,504,000	22,894,159

SINGAPORE — 1.9%
DBS Group Holdings	1,585,000	22,819,597

SPAIN — 3.6%
ACS Actividades de Construccion y Servicios	924,812	21,297,486

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SPAIN — continued
Industria de Diseno Textil	855,000	$22,681,022

		43,978,508

SWITZERLAND — 7.9%
Adecco Group	442,000	20,863,966
Julius Baer Group	583,000	25,498,879
Roche Holding	71,000	24,540,047
Zurich Insurance Group	67,000	24,630,037

		95,532,929

TAIWAN — 2.4%
Taiwan Semiconductor Manufacturing ADR	363,000	28,637,070

UNITED KINGDOM — 12.3%
Anglo American	1,478,000	36,182,889
BAE Systems	3,350,000	21,496,060
London Stock Exchange Group	250,000	27,763,960
Reckitt Benckiser Group	409,000	41,256,565
Smith & Nephew ADR	573,000	22,811,130

		149,510,604

TOTAL COMMON STOCK
(Cost $1,045,466,010)		1,170,304,747

TOTAL INVESTMENTS — 96.5%
(Cost $1,045,466,010)		$1,170,304,747

Percentages are based on Net Assets of $1,212,371,836.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$22,681,684	$—	$—	$22,681,684
Belgium	45,464,302	—	—	45,464,302
China	25,855,060	—	—	25,855,060
Denmark	54,873,214	—	—	54,873,214
Finland	26,103,704	—	—	26,103,704
France	192,278,386	—	—	192,278,386
Germany	192,557,061	—	—	192,557,061
Hong Kong	44,382,778	—	—	44,382,778
Italy	27,340,519	—	—	27,340,519
Japan	95,498,172	—	—	95,498,172
Netherlands	79,897,000	—	—	79,897,000
Norway	22,894,159	—	—	22,894,159
Singapore	—	22,819,597	—	22,819,597
Spain	43,978,508	—	—	43,978,508
Switzerland	95,532,929	—	—	95,532,929
Taiwan	28,637,070	—	—	28,637,070
United Kingdom	149,510,604	—	—	149,510,604
Total Common Stock	1,147,485,150	22,819,597	—	1,170,304,747
Total Investments in Securities	$1,147,485,150	$22,819,597	$—	$1,170,304,747

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-008-2600

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 90.3%

	Shares	Value
ARGENTINA — 1.2%
Despegar.com*	91,330	$704,154

BRAZIL — 2.1%
Pagseguro Digital, Cl A *	33,092	1,265,107

CHINA — 4.7%
Autohome ADR	13,666	1,197,825
Zai Lab ADR *	21,062	1,603,029

		2,800,854

DENMARK — 2.2%
GN Store Nord	20,920	1,275,711

FINLAND — 1.8%
Nokian Renkaat	44,367	1,064,060

FRANCE — 10.2%
Eurazeo	21,126	1,101,927
Euronext	11,627	1,327,149
Fnac Darty*	22,852	901,234
Remy Cointreau	10,549	1,688,725
Virbac*	4,664	1,014,188

		6,033,223

GERMANY — 14.9%
Brenntag	26,701	1,639,306
Gerresheimer	11,068	1,268,557
HOCHTIEF	10,883	884,557
KION Group	14,651	1,125,234
MTU Aero Engines	7,097	1,227,657
Rheinmetall	14,029	1,326,007
Scout24	15,615	1,351,021

		8,822,339

HONG KONG — 1.7%
ASM Pacific Technology	89,832	1,009,557

HUNGARY — 2.9%
Richter Gedeon Nyrt	73,060	1,693,032

ITALY — 6.2%
Azimut Holding	63,077	1,192,543
Buzzi Unicem	58,273	1,318,973
Technogym	139,235	1,177,609

		3,689,125

JAPAN — 13.0%
Ichigo	407,700	955,171
Kakaku.com	52,700	1,266,034
Matsumotokiyoshi Holdings	37,200	1,235,256
OKUMA	25,650	985,001
Ryohin Keikaku	83,800	1,003,019
Sapporo Holdings	59,846	1,023,864
Taiyo Yuden	39,500	1,238,864

		7,707,209

LUXEMBOURG — 1.8%
L’Occitane International	643,050	1,080,282

NORWAY — 2.0%
Schibsted, Cl A	32,562	1,183,799

PORTUGAL — 2.5%
EDP Renovaveis	91,527	1,496,466

SPAIN — 4.0%
Cia de Distribucion Integral Logista Holdings	59,675	1,106,434
Red Electrica	64,295	1,251,167

		2,357,601

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — 3.4%
Landis+Gyr Group *	16,775	$1,027,172
VAT Group	5,098	966,588

		1,993,760

UNITED KINGDOM — 14.4%
Britvic	120,890	1,263,590
Electrocomponents	142,142	1,220,582
Greencore Group	398,151	666,590
Greggs	58,300	911,963
Hargreaves Lansdown	48,309	1,106,009
Lancashire Holdings	130,585	1,323,901
Tate & Lyle	134,691	1,148,137
Virgin Money UK	731,571	837,542

		8,478,314

UNITED STATES — 1.3%
Lazard, Cl A (A)	25,717	754,022

TOTAL COMMON STOCK (Cost $43,621,478)		53,408,615

TOTAL INVESTMENTS — 90.3% (Cost $43,621,478)		$53,408,615

Percentages are based on Net Assets of $59,113,263.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnerships. At July 31, 2020, these securities amounted $754,022 or 1.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-1200

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%

	Shares	Value

BELGIUM — 3.8%
KBC Group ADR	6,313	$179,100
UCB ADR	2,906	187,727

		366,827

CHINA — 2.3%
Alibaba Group Holding ADR *	908	227,926

FRANCE — 9.1%
Accor ADR	24,985	123,426
Airbus ADR	8,128	147,361
Capgemini ADR	8,883	228,737
Danone ADR	14,177	189,121
Pernod Ricard ADR	5,591	191,995

		880,640

GERMANY — 10.9%
Deutsche Boerse ADR	12,271	221,921
Deutsche Post ADR	6,012	241,562
Merck KGaA ADR	7,741	195,693
SAP ADR	1,310	208,578
Siemens Healthineers ADR	7,219	186,684

		1,054,438

HONG KONG — 1.8%
AIA Group ADR	4,984	179,623

ITALY — 2.2%
Enel ADR	23,649	214,378

NETHERLANDS — 4.5%
ASML Holding	585	206,926
Prosus ADR *	11,731	227,981

		434,907

SPAIN — 3.3%
ACS Actividades de Construccion y Servicios ADR	30,710	138,500
Industria de Diseno Textil ADR	13,778	181,525

		320,025

SWITZERLAND — 1.9%
Roche Holding ADR	4,227	182,184

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	2,350	185,392

UNITED KINGDOM — 4.1%
Reckitt Benckiser Group ADR	10,201	208,202
Smith & Nephew ADR	4,732	188,381

		396,583

UNITED STATES — 50.2%
3M	1,144	172,138
Alphabet*	167	248,488
Amazon.com*	81	256,339
American Express	1,767	164,896
American International Group	3,995	128,399
Biogen*	649	178,274
Charles Schwab	5,531	183,353
Colgate-Palmolive	3,266	252,135
Corteva	6,719	191,895
Expeditors International of Washington	2,400	202,824
Gilead Sciences	2,503	174,033
Home Depot	965	256,198
KKR	5,393	190,750
L3Harris Technologies	1,066	179,440
Marvell Technology Group	5,131	187,127
Medtronic	1,987	191,706
Motorola Solutions	1,635	228,573

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2020 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Pfizer	5,785	$222,607
Rockwell Automation	817	178,220
Trane Technologies	2,088	233,585
Uber Technologies *	5,870	177,626
Union Pacific	1,087	188,431
Visa	1,264	240,666
VMware, Cl A *	1,698	238,077

		4,865,780

TOTAL COMMON STOCK (Cost $8,376,249)		9,308,703

TOTAL INVESTMENTS — 96.0% (Cost $8,376,249)		$9,308,703

Percentages are based on Net Assets of $9,692,237.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-012-1800

The accompanying notes are an integral part of the financial statements.

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JULY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%

	Shares	Value
FRANCE — 12.3%
Airbus Group	15,000	$1,095,674
Capgemini ADR	80,000	2,060,000
Sanofi ADR	40,000	2,098,000

		5,253,674

GERMANY — 10.7%
Deutsche Post	33,000	1,331,771
Merck KGaA	12,000	1,527,334
RWE ADR	45,000	1,681,650

		4,540,755

SWITZERLAND — 2.8%
Adecco Group ADR	50,000	1,173,750

UNITED KINGDOM — 9.8%
Anglo American ADR	180,000	2,250,000
BAE Systems	300,000	1,925,020

		4,175,020

UNITED STATES — 60.8%
3M	10,000	1,504,700
Air Lease	40,000	1,048,800
Alphabet*	900	1,339,155
Amdocs	30,000	1,863,000
American Express	22,000	2,053,040
Applied Materials	24,000	1,543,920
Corteva	75,000	2,142,000
Goldman Sachs Group	10,000	1,979,600
JPMorgan Chase	17,000	1,642,880
Marvell Technology Group	40,000	1,458,800
Motorola Solutions	12,500	1,747,500
Skyworks Solutions	6,500	946,270
Uber Technologies *	35,000	1,059,100
Verizon Communications	30,000	1,724,400
VICI Properties **	80,000	1,736,800
VMware, Cl A *	15,000	2,103,150

		25,893,115

TOTAL COMMON STOCK (Cost $36,326,871)		41,036,314

WARRANT — 0.5%

UNITED STATES — 0.5%
American International Group, Expires 01/19/2021 *
(Cost $2,963,756)	190,000	197,600

TOTAL INVESTMENTS — 96.9%
(Cost $39,290,627)		$41,233,914

Percentages are based on Net Assets of $42,566,879.

*	Non-income producing security.
**	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
France	$5,253,674	$—	$—	$5,253,674
Germany	4,540,755	—	—	4,540,755
Switzerland	1,173,750	—	—	1,173,750
United Kingdom	4,175,020	—	—	4,175,020
United States	25,893,115	—	—	25,893,115
Total Common Stock	41,036,314	—	—	41,036,314

The accompanying notes are an integral part of the financial statements.

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JULY 31, 2020 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3	Total
Warrant
United States	$—	$197,600	$—	$197,600
Total Investments in Securities	$41,036,314	$197,600	$—	$41,233,914

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-010-2600

The accompanying notes are an integral part of the financial statements.

2